Expenses Classified by Nature (Tables)	12 Months Ended
Dec. 31, 2024
Expenses by nature [abstract]
Expenses Classified by Nature
Expenses classified by nature for the years ended December 31, 2022, 2023 and 2024 are as follows:

		2022
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	34,832,581	34,832,581
Power purchase		—	41,984,858	41,984,858
Salaries		1,142,360	4,329,099	5,471,459
Retirement benefit expense		109,758	505,612	615,370
Welfare and benefit expense		155,781	540,058	695,839
Insurance expense		20,835	106,672	127,507
Depreciation		244,676	12,056,455	12,301,131
Amortization of intangible assets		85,661	70,499	156,160
Bad debt expense		23,634	—	23,634
Commission		420,390	351,557	771,947
Advertising expense		33,739	10,552	44,291
Training expense		7,327	14,813	22,140
Vehicle maintenance expense		10,749	10,275	21,024
Publishing expense		3,732	3,014	6,746
Business promotion expense		3,198	3,340	6,538
Rent expense		47,680	186,439	234,119
Telecommunication expense		7,945	9,677	17,622
Transportation expense		1,012	113,845	114,857
Taxes and dues		122,177	554,320	676,497
Expendable supplies expense		9,617	47,159	56,776
Water, light and heating expense		17,950	60,002	77,952
Repairs and maintenance expense		152,449	2,586,975	2,739,424
Ordinary development expense		213,932	513,878	727,810
Travel expense		16,062	78,999	95,061
Clothing expense		13,044	8,778	21,822
Survey and analysis expense		1,126	4,322	5,448
Membership fee		1,469	16,912	18,381
Others		143,119	1,902,903	2,046,022

	￦	3,009,422	100,903,594	103,913,016

		2023
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	27,135,770	27,135,770
Power purchase		—	38,304,309	38,304,309
Salaries		1,098,460	4,416,706	5,515,166
Retirement benefit expense		89,533	370,769	460,302
Welfare and benefit expense		152,836	542,367	695,203
Insurance expense		27,726	119,964	147,690
Depreciation		241,533	12,623,380	12,864,913
Amortization of intangible assets		88,648	74,526	163,174
Bad debt expense		62,808	—	62,808
Commission		460,644	341,124	801,768
Advertising expense		30,305	8,856	39,161
Training expense		7,900	16,064	23,964
Vehicle maintenance expense		9,044	9,128	18,172
Publishing expense		3,281	2,879	6,160
Business promotion expense		2,559	2,523	5,082
Rent expense		44,807	161,749	206,556
Telecommunication expense		7,813	9,706	17,519
Transportation expense		1,099	102,502	103,601
Taxes and dues		112,449	574,617	687,066
Expendable supplies expense		7,252	47,252	54,504
Water, light and heating expense		16,207	41,200	57,407
Repairs and maintenance expense		154,062	2,620,200	2,774,262
Ordinary development expense		217,319	500,242	717,561
Travel expense		16,265	77,232	93,497
Clothing expense		10,450	9,490	19,940
Survey and analysis expense		1,068	4,156	5,224
Membership fee		1,503	15,164	16,667
Others		196,011	1,567,652	1,763,663

	￦	3,061,582	89,699,527	92,761,109

		2024
		Selling and administrative expenses	Cost of sales	Total

		In millions of won
Raw materials used	￦	—	21,070,280	21,070,280
Power purchase		—	34,659,893	34,659,893
Salaries		1,180,379	4,887,006	6,067,385
Retirement benefit expense		104,036	428,163	532,199
Welfare and benefit expense		151,840	546,124	697,964
Insurance expense		30,460	130,904	161,364
Depreciation		231,114	13,598,350	13,829,464
Amortization of intangible assets		88,920	74,647	163,567
Bad debt expense		35,232	—	35,232
Commission		429,977	426,976	856,953
Advertising expense		32,205	11,359	43,564
Training expense		8,911	17,156	26,067
Vehicle maintenance expense		9,218	9,416	18,634
Publishing expense		2,857	2,750	5,607
Business promotion expense		2,687	2,627	5,314
Rent expense		48,474	182,358	230,832
Telecommunication expense		9,406	9,920	19,326
Transportation expense		1,108	52,532	53,640
Taxes and dues		98,714	624,475	723,189
Expendable supplies expense		6,976	50,451	57,427
Water, light and heating expense		15,009	42,180	57,189
Repairs and maintenance expense		197,942	2,750,014	2,947,956
Ordinary development expense		217,975	555,956	773,931
Travel expense		18,726	74,843	93,569
Clothing expense		11,216	9,299	20,515
Survey and analysis expense		871	4,382	5,253
Membership fee		1,709	15,995	17,704
Others		134,064	1,726,104	1,860,168

	￦	3,070,026	81,964,160	85,034,186